Stock-based Compensation (Performance Share Unit Plan) (Details) - Performance Share Unit Plan - Employee - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	1,126,529
Share Unit Plans: Granted including DRIP	323,610
Share Unit Plans: Exercised	(464,290)
Share Unit Plans: Forfeited	(33,914)
Share Unit Plans: Outstanding and exercisable, Ending Balance	951,935
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 47.16
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	52.83
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	48.13
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	47.78
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 48.60
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 66.0	$ 68.0